LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 5,911	$ 6,555
Operating lease liabilities, current	827	789
Operating lease liabilities, long-term	$ 5,190	$ 5,871
Weighted average remaining lease term (in years)	6 years 11 months 8 days	7 years 11 months 1 day
Weighted average discount rate	6.17%	6.16%